DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid taxes	$ 13,244	$ 1,130
Advances to suppliers	1,723	2,442
Deposits	868	355
Other	1,202	692
Total prepaid expenses	$ 17,037	$ 4,619